ORGANISATION AND NATURE OF OPERATIONS (Details) ₺ in Thousands			12 Months Ended
	Oct. 26, 2023 EUR (€)	Jul. 06, 2021 $ / shares shares	Dec. 31, 2023 TRY (₺) employee	Dec. 31, 2022 TRY (₺) employee	Jul. 28, 2023 EUR (€)	Jul. 05, 2021 TRY (₺)
ORGANISATION AND NATURE OF OPERATIONS
Number of employees | employee			3,213	3,834
Share capital | ₺			₺ 498,661	₺ 498,661		₺ 498,661
Hepsiburada Global
ORGANISATION AND NATURE OF OPERATIONS
Share capital | €					€ 1,000,000
Initial share capital subscription paid | €	€ 100,000
IFRS IPO | Class B ordinary shares
ORGANISATION AND NATURE OF OPERATIONS
Number of shares/ADS offered		65,251,000
IFRS IPO | ADS
ORGANISATION AND NATURE OF OPERATIONS
Number of shares/ADS offered		65,251,000
Price per ADS | $ / shares		$ 12.00
IFRS IPO | ADS Offered By Entity
ORGANISATION AND NATURE OF OPERATIONS
Number of shares/ADS offered		41,670,000
IFRS IPO | ADS Offered By Shareholder
ORGANISATION AND NATURE OF OPERATIONS
Number of shares/ADS offered		23,581,000
IFRS Over-Allotment Option | ADS Offered By Shareholder
ORGANISATION AND NATURE OF OPERATIONS
Number of shares/ADS offered		8,511,000